Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Total income	$ 58,047,000	$ 19,970,000
Operating Expenses
Compensation and employee benefits	63,172,000	13,560,000
Systems, technology and telephone	3,828,000	1,440,000
Sales, distribution and marketing	526,000	218,000
Occupancy costs	3,180,000	968,000
Professional fees	22,884,000	1,415,000
Travel and entertainment	1,946,000	267,000
Depreciation and amortization	4,517,000	610,000
General, administrative and other	1,432,000	318,000
Total operating expenses	101,485,000	18,796,000
Total operating income (loss)	(43,438,000)	1,174,000
Other Income (Expenses)
Gain (loss) on investments	3,149,000	(19,000)
Gain (loss) on warrant liability	(12,942,000)	0
Gain (loss) on earn-out liability	(29,206,000)	0
Interest and dividend income (expense)	(3,261,000)	(74,000)
Unrealized loss – treasury bills	3,553,000	(46,000)
Other income	58,000	(2,000)
Income (loss) before taxes	(85,640,000)	1,079,000
Income tax (expense) benefit	(4,650,000)	(193,000)
Net income (loss)	(90,290,000)	886,000
Net income (loss) attributed to non-controlling interests in subsidiaries	(21,550,000)	(13,000)
Net income (loss) attributable to AlTi Global, Inc.	(68,740,000)	899,000
Other Comprehensive (Loss) Income
Foreign currency translation adjustments	9,671,000	(275,000)
Total comprehensive income (loss)	(80,619,000)	624,000
Other income (loss) attributed to non-controlling interests in subsidiaries	(16,820,000)	0
Comprehensive income (loss) attributable to AlTi Global, Inc.	$ (63,799,000)	$ 624,000
Net Income (Loss) Per Share
Basic (in dollars per share)	$ (1.19)	$ 129.24
Diluted (in dollars per share)	$ (1.19)	$ 129.24
Weighted Average Shares of Class A Common Stock Outstanding
Basic (in shares)	57,546,811	6,956
Diluted (in shares)	57,546,811	6,956
Management/Advisory fees
Revenues [Abstract]
Total income	$ 46,470,000	$ 19,970,000
Incentive fees
Revenues [Abstract]
Total income	577,000	0
Distributions from investments
Revenues [Abstract]
Total income	10,030,000	0
Other fees/income
Revenues [Abstract]
Total income	$ 970,000	0
Common Class B [Member]
Other Income (Expenses)
Net income (loss)		$ 899,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Operating Expenses
Operating costs			$ 8,858,651	$ 1,012,448
Total operating income (loss)			(8,858,651)	(1,012,448)
Other Income (Expenses)
Gain (loss) on warrant liability			12,562,468	3,911,091
Interest earned on cash and marketable securities held in Trust Account			4,974,899	31,308
Interest expense – debt discount			(32,145)
Offering costs allocated to Warrants			0	(868,131)
Excess of Private Warrants fair value over purchase price			0	(3,097,200)
Unrealized loss – treasury bills			(22,368)	0
Change in fair value of conversion option liability			(40,776)	0
Other income			195,587	0
Other income			17,637,665	(22,932)
Net income (loss)			8,779,014	(1,035,380)
Net income (loss) attributable to AlTi Global, Inc.			$ 8,779,014	$ (1,035,380)
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Common Class A [Member]
Net Income (Loss) Per Share
Basic (in dollars per share)			$ 0.2	$ (0.03)
Diluted (in dollars per share)			$ 0.2	$ (0.03)
Weighted Average Shares of Class A Common Stock Outstanding
Basic (in shares)			34,500,000	29,112,329
Diluted (in shares)			34,500,000	29,112,329
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Common Class B [Member]
Net Income (Loss) Per Share
Basic (in dollars per share)			$ 0.2	$ (0.03)
Diluted (in dollars per share)			$ 0.2	$ (0.03)
Weighted Average Shares of Class A Common Stock Outstanding
Basic (in shares)			8,625,000	8,449,315
Diluted (in shares)			8,625,000	8,449,315